Lease Liabilities (Details) - Schedule of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of lease liabilities [Abstract]
Balance at the beginning of the year	$ 89,781,180	$ 87,511,733	$ 30,779,138	$ 30,221,426	$ 29,670,676	$ 29,127,095
Additions during the year			55,565,863
Interest charged during the year	10,398,008	11,774,031	3,525,982	2,871,035	2,818,714	2,767,074
Lease rentals during the year			(2,359,250)	(2,313,323)
Balance at the end of the year	$ 90,873,411	$ 89,781,180	87,511,733	30,779,138	$ 30,221,426	$ 29,670,676
Current			2,591,557	2,154,878
Non-Current			$ 84,920,176	$ 28,624,260